Subsequent events (Details Narrative) - K E M E Energy [Member] - EUR (€) € in Thousands	1 Months Ended
	Feb. 24, 2022	Feb. 22, 2022
IfrsStatementLineItems [Line Items]
Capital investment		€ 2,540
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Capital investment		€ 2,540
Grant for industrial production facility	€ 10,000